Financial instruments (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at March 31, 2026:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	$15,947	$15,947	$15,947	$—	$—
Term loan facility (note 11)	1,948	2,086	2,086	—	—
Operating lease obligations	1,715	2,506	556	1,168	782
	$19,610	$20,539	$18,589	$1,168	$782